Leases	6 Months Ended
Dec. 31, 2025
Leases [Abstract]
LEASES

NOTE 12 — LEASES

Operating Leases

On November 30, 2023, the Company entered into an operating lease for an office. The lease term was from November 30, 2023 to November 29, 2026. ASC 842 requires leases to recognize right-of-use assets and lease liabilities on the balance sheet.

The lease agreement does not contain any material residual value guarantees or material restrictive covenants, and the extended lease contract does not contain options to extend at the time of expiration.

Operating lease expenses, which excluded short-term lease expenses were $3,743 and $3,726 for the six months ended December 31, 2025 and 2024, respectively.

	December 31, 2025	June 30, 2025
	(Unaudited)	(Audited)

Operating lease right-of-use assets	$6,936	$10,525
Operating lease liabilities – current	-	7,550
Total operating lease liabilities	$-	$7,550

The weighted-average remaining lease term and the weighted-average discount rate of leases are as follows:

	December 31, 2025	June 30, 2025
	(Unaudited)	(Audited)
Weighted-average remaining lease term (years)	0.92	1.92
Weighted-average discount rate	2.80%	2.80%

The operating lease for the office expires on November 30, 2026, and as of December 31, 2025, the operating lease liabilities have matured; All rent has been fully paid on time.